Retirement Benefits - Obligations and Funded Status (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) participant
U.S. Plans
Changes in the benefit obligation [Roll Forward]
Benefit obligation at beginning of year	$ 844.8	$ 904.1
Service cost	0.0	0.0	$ 0.0
Interest cost	37.1	36.0	45.3
Participant contributions	0.0	0.0
Plan amendments	0.0	0.0
Plan combinations	0.0	0.0
Settlements	0.0	0.0
Benefits paid	(47.8)	(51.0)
Actuarial (gains) losses	11.8	(44.3)
Foreign currency exchange effects	0.0	0.0
Benefit obligation at end of year	845.9	844.8	904.1
Changes in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	721.4	786.3
Return on assets – actual	54.3	(14.2)
Participant contributions	0.0	0.0
Plan combinations	0.0	0.0
Employer contributions	0.6	0.3
Settlements	0.0	0.0
Benefits paid	(47.8)	(51.0)
Foreign currency exchange effects	0.0	0.0
Fair value of plan assets at end of year	728.5	721.4	$ 786.3
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	(117.4)	(123.4)
Current liability, included in accrued liabilities	0.9	0.6
Noncurrent liability	116.5	122.8
Net pension liability	117.4	123.4
Number of participants | participant			4,300
Benefit plan net experience losses recognized in accumulated other comprehensive income (loss):
Beginning of year - net gains and losses	(333.7)	(340.4)
Net experience gains (losses) arising during the year	(12.1)	(24.5)
Reclassification adjustment for amortization of prior experience losses included in net income (loss)	24.9	31.2
Foreign currency exchange effects	0.0	0.0
End of year - net gains and losses	(320.9)	(333.7)	$ (340.4)
Benefit plan prior service cost recognized in accumulated other comprehensive income (loss):
Beginning of year - net prior service (cost) credit	0.0	0.0
Prior service credit (cost) from plan amendments during the year	0.0	0.0
Reclassification adjustment for amortization of prior service cost included in net income (loss)	0.0	0.0
Foreign currency exchange effects	0.0	0.0
End of year - net prior service (cost) credit	0.0	0.0	0.0
Non-U.S. Plans
Changes in the benefit obligation [Roll Forward]
Benefit obligation at beginning of year	262.8	283.1
Service cost	10.5	10.4	12.5
Interest cost	11.5	11.2	18.4
Participant contributions	0.2	0.4
Plan amendments	(0.2)	2.4
Plan combinations	0.4	1.2
Settlements	(9.3)	0.0
Benefits paid	(12.7)	(19.5)
Actuarial (gains) losses	17.7	14.8
Foreign currency exchange effects	(13.6)	(41.2)
Benefit obligation at end of year	267.3	262.8	283.1
Changes in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	164.8	179.3
Return on assets – actual	18.2	4.3
Participant contributions	0.2	0.4
Plan combinations	0.4	1.2
Employer contributions	14.9	24.1
Settlements	(9.3)	0.0
Benefits paid	(12.7)	(19.5)
Foreign currency exchange effects	(3.1)	(25.0)
Fair value of plan assets at end of year	173.4	164.8	179.3
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	(93.9)	(98.0)
Current liability, included in accrued liabilities	1.6	1.4
Noncurrent liability	92.3	96.6
Net pension liability	93.9	98.0
Benefit plan net experience losses recognized in accumulated other comprehensive income (loss):
Beginning of year - net gains and losses	(95.0)	(85.7)
Net experience gains (losses) arising during the year	(9.0)	(20.0)
Reclassification adjustment for amortization of prior experience losses included in net income (loss)	8.2	10.7
Foreign currency exchange effects	12.9	0.0
End of year - net gains and losses	(82.9)	(95.0)	(85.7)
Benefit plan prior service cost recognized in accumulated other comprehensive income (loss):
Beginning of year - net prior service (cost) credit	(10.8)	(9.3)
Prior service credit (cost) from plan amendments during the year	0.2	(2.4)
Reclassification adjustment for amortization of prior service cost included in net income (loss)	1.0	0.9
Foreign currency exchange effects	0.4	0.0
End of year - net prior service (cost) credit	(9.2)	(10.8)	(9.3)
Total
Changes in the benefit obligation [Roll Forward]
Benefit obligation at beginning of year	1,107.6	1,187.2
Service cost	10.5	10.4	12.5
Interest cost	48.6	47.2	63.7
Participant contributions	0.2	0.4
Plan amendments	(0.2)	2.4
Plan combinations	0.4	1.2
Settlements	(9.3)	0.0
Benefits paid	(60.5)	(70.5)
Actuarial (gains) losses	29.5	(29.5)
Foreign currency exchange effects	(13.6)	(41.2)
Benefit obligation at end of year	1,113.2	1,107.6	1,187.2
Changes in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	886.2	965.6
Return on assets – actual	72.5	(9.9)
Participant contributions	0.2	0.4
Plan combinations	0.4	1.2
Employer contributions	15.5	24.4
Settlements	(9.3)	0.0
Benefits paid	(60.5)	(70.5)
Foreign currency exchange effects	(3.1)	(25.0)
Fair value of plan assets at end of year	901.9	886.2	965.6
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	(211.3)	(221.4)
Current liability, included in accrued liabilities	2.5	2.0
Noncurrent liability	208.8	219.4
Net pension liability	211.3	221.4
Benefit plan net experience losses recognized in accumulated other comprehensive income (loss):
Beginning of year - net gains and losses	(428.7)	(426.1)
Net experience gains (losses) arising during the year	(21.1)	(44.5)
Reclassification adjustment for amortization of prior experience losses included in net income (loss)	33.1	41.9
Foreign currency exchange effects	12.9	0.0
End of year - net gains and losses	(403.8)	(428.7)	(426.1)
Benefit plan prior service cost recognized in accumulated other comprehensive income (loss):
Beginning of year - net prior service (cost) credit	(10.8)	(9.3)
Prior service credit (cost) from plan amendments during the year	0.2	(2.4)
Reclassification adjustment for amortization of prior service cost included in net income (loss)	1.0	0.9
Foreign currency exchange effects	0.4	0.0
End of year - net prior service (cost) credit	(9.2)	(10.8)	(9.3)
UMWA Plans
Changes in the benefit obligation [Roll Forward]
Benefit obligation at beginning of year	433.1	461.8
Service cost	0.0	0.0	0.0
Interest cost	18.9	17.1	17.9
Plan amendments	0.0	0.0
Curtailment	0.0	0.0
Benefits paid	(31.7)	(36.0)
Actuarial (gains) losses	23.9	(9.8)
Foreign currency exchange effects	0.0	0.0
Benefit obligation at end of year	444.2	433.1	461.8
Changes in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	227.4	264.6
Return on assets – actual	22.2	(0.9)
Employer contributions	(0.3)	(0.3)
Benefits paid	(31.7)	(36.0)
Fair value of plan assets at end of year	217.6	227.4	264.6
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	(226.6)	(205.7)
Current liability, included in accrued liabilities	0.0	0.0
Noncurrent liability	226.6	205.7
Net pension liability	226.6	205.7
Benefit plan net experience losses recognized in accumulated other comprehensive income (loss):
Beginning of year - net gains and losses	(261.8)	(265.6)
Net experience gains (losses) arising during the year	(19.2)	(11.7)
Reclassification adjustment for amortization of prior experience losses included in net income (loss)	18.0	15.5
Foreign currency exchange effects		0.0
End of year - net gains and losses	(263.0)	(261.8)	(265.6)
Benefit plan prior service cost recognized in accumulated other comprehensive income (loss):
Beginning of year - net prior service (cost) credit	46.5	51.1
Prior service credit (cost) from plan amendments during the year	0.0	0.0
Reclassification adjustment for amortization of prior service cost included in net income (loss)	(4.6)	(4.6)
Foreign currency exchange effects	0.0	0.0
End of year - net prior service (cost) credit	41.9	46.5	51.1
Black Lung and Other Plans
Changes in the benefit obligation [Roll Forward]
Benefit obligation at beginning of year	59.8	66.2
Service cost	0.0	0.2
Interest cost	2.7	2.8
Plan amendments	0.0	(0.7)
Curtailment	0.0	(0.5)
Benefits paid	(8.3)	(6.3)
Actuarial (gains) losses	11.2	0.4
Foreign currency exchange effects	0.7	(2.3)
Benefit obligation at end of year	66.1	59.8	66.2
Changes in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0.0	0.0
Return on assets – actual	0.0	0.0
Employer contributions	8.3	6.3
Benefits paid	(8.3)	(6.3)
Fair value of plan assets at end of year	0.0	0.0	0.0
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	(66.1)	(59.8)
Current liability, included in accrued liabilities	6.6	6.3
Noncurrent liability	59.5	53.5
Net pension liability	66.1	59.8
Benefit plan net experience losses recognized in accumulated other comprehensive income (loss):
Beginning of year - net gains and losses	(25.8)	(29.0)
Net experience gains (losses) arising during the year	(11.2)	0.1
Reclassification adjustment for amortization of prior experience losses included in net income (loss)	2.5	3.1
Foreign currency exchange effects	2.3	0.0
End of year - net gains and losses	(32.2)	(25.8)	(29.0)
Benefit plan prior service cost recognized in accumulated other comprehensive income (loss):
Beginning of year - net prior service (cost) credit	(3.5)	(6.0)
Prior service credit (cost) from plan amendments during the year	0.0	0.7
Reclassification adjustment for amortization of prior service cost included in net income (loss)	1.7	1.8
Foreign currency exchange effects	(0.3)	0.0
End of year - net prior service (cost) credit	(2.1)	(3.5)	(6.0)
Black Lung and Other Plans, Medical
Changes in the benefit obligation [Roll Forward]
Service cost	0.0	0.2	0.1
Interest cost	2.7	2.8	2.3
Retirement benefits other than pension
Changes in the benefit obligation [Roll Forward]
Benefit obligation at beginning of year	492.9	528.0
Service cost	0.0	0.2	0.1
Interest cost	21.6	19.9	20.2
Plan amendments	0.0	(0.7)
Curtailment	0.0	(0.5)
Benefits paid	(40.0)	(42.3)
Actuarial (gains) losses	35.1	(9.4)
Foreign currency exchange effects	0.7	(2.3)
Benefit obligation at end of year	510.3	492.9	528.0
Changes in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	227.4	264.6
Return on assets – actual	22.2	(0.9)
Employer contributions	8.0	6.0
Benefits paid	(40.0)	(42.3)
Fair value of plan assets at end of year	217.6	227.4	264.6
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	(292.7)	(265.5)
Current liability, included in accrued liabilities	6.6	6.3
Noncurrent liability	286.1	259.2
Net pension liability	292.7	265.5
Benefit plan net experience losses recognized in accumulated other comprehensive income (loss):
Beginning of year - net gains and losses	(287.6)	(294.6)
Net experience gains (losses) arising during the year	(30.4)	(11.6)
Reclassification adjustment for amortization of prior experience losses included in net income (loss)	20.5	18.6
Foreign currency exchange effects	2.3	0.0
End of year - net gains and losses	(295.2)	(287.6)	(294.6)
Benefit plan prior service cost recognized in accumulated other comprehensive income (loss):
Beginning of year - net prior service (cost) credit	43.0	45.1
Prior service credit (cost) from plan amendments during the year	0.0	0.7
Reclassification adjustment for amortization of prior service cost included in net income (loss)	(2.9)	(2.8)
Foreign currency exchange effects	(0.3)	0.0
End of year - net prior service (cost) credit	$ 39.8	$ 43.0	$ 45.1